UNITED STATES
				  SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

					       Form 13F

Report for the Calendar Year or Quarter Ended: March 31, 2000
                                              ----------------
Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):  [_] is a restatement.
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

/s/ Joseph W. Haleski             Pittsburgh, PA                05/5/00
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



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	Title					          Investment Discretion					Voting Authority
	of
Security	                     Class	 Cusip	    Market Value	     Quantity	 Sole	Share	Others	Managers		Sole	Share	None


AT&T CANADA INC.	               COM	00207Q202	 "$26,998,600.00 "	"442,600"	  X 					         "442,600"
BIOGEN, INC.                    COM	090597105	 "$96,078,125.00 "	"1,375,000"	X 					         "1,375,000"
CBS CORPORATION	                COM	12490K107	 "$17,599,050.00 "	"310,800"	  X 					         "310,800"
DBT ONLINE, INC.                COM	233044106	 "$3,561,067.12 "	 "191,842"	  X 					         "191,842"
DELL COMPUTER CORP.	            COM	247025109	 "$10,787,500.00 "	"200,000"	  X 					         "200,000"
GEMSTAR INTL GROUP LIMITED	     COM	G3788V106	 "$23,314,600.00 "	"271,100"	  X 					         "271,100"
GENENTECH INC.	                 COM	368710406	"$116,432,000.00 "	"766,000"	  X 					         "766,000"
GLOBALSTAR TELECOMM LTD	        COM	G3930H104	 "$12,685,218.75 "	"914,250"	  X 					         "914,250"
HOME DEPOT, INC.                COM 437076102	 "$32,250,000.00 "	"500,000"	  X 					         "500,000"
HUMAN GENOME SCIENCES, INC.     COM	428236103	 "$4,153,125.00 "	 "50,000"	   X 					         "50,000"
IDEC PHARMACEUTICALS CORP	      COM	449370105	 "$78,600,000.00 "	"800,000"	  X 			 		        "800,000"
INCYTE PHARMACEUTICALS INC.	    COM	45337C102	 "$8,700,000.00 "	 "100,000"	  X 					         "100,000"
LSI LOGIC CORPORATION	          COM	502161102	 "$91,028,175.00 "	"1,253,400"	X 					         "1,253,400"
MICRON TECHNOLOGY, INC.         COM	595112103	 "$50,400,000.00 "	"400,000"	  X 					         "400,000"
MICROSOFT CORPORATION	          COM	594918104	 "$53,125,000.00 "	"500,000"	  X 					         "500,000"
MILLENNIUM PHAR, INC.           COM	599902103	 "$18,351,337.50 "	"141,300"	  X 					         "141,300"
MORGAN STANLEY DEAN WITTER      COM	617446448	 "$40,781,250.00 " "500,000"	  X 					         "500,000"
NETWORK SOLUTIONS, INC.         COM	64121Q102	 "$3,074,062.48 "	 "20,000"	   X 					         "20,000"
NORTEL NETWORKS CORPORATION	    COM	656568102	 "$26,460,000.00 "	"210,000"	  X 					         "210,000"
ORACLE CORPORATION	             COM	68389X105	"$167,834,375.00 " "2,150,000"	X 					         "2,150,000"
PE CORP- CELERA GENOMICS GROUP	 COM	69332S201	 "$4,578,125.00 "	 "50,000"	   X 					         "50,000"
PROGENICS PHARMACEUTICALS, INC. COM	743187106	 "$11,725,000.00 "	"167,500"	  X 					         "167,500"
QUALCOMM INCORPORATED	          COM	747525103	 "$38,671,937.50 "	"259,000"	  X 					         "259,000"
ROWAN COMPANIES INC.	           COM	779382100	 "$8,831,250.00 "	 "300,000"	  X 					         "300,000"
SCHLUMBERGER LIMITED	           COM	806857108	 "$22,950,000.00 "	"300,000"	  X 					         "300,000"
SEVEN SEAS PETROLEUM INC.	      COM	817917107	 "$3,060,000.00 "	 "1,530,000"	X 					         "1,530,000"
SONERA OYJ CORP SPON ADR	       ADR 835433202	 "$62,392,500.00 "	"940,000"	  X 					         "940,000"
SUN MICROSYSTEMS, INC.          COM	866810104	"$116,191,875.02 "	"1,240,000"	X 					         "1,240,000"
TEXAS INSTRUMENTS INCORP	       COM	882508104	 "$36,144,000.00 "	"225,900"	  X 					         "225,900"
TRANSOCEAN SEDCO FOREX INC.	    COM	G90078109	 "$15,393,750.00 "	"300,000"	  X 					         "300,000"
TRIANGLE PHARMACEUTICALS, INC.  COM	89589H104	 "$12,206,250.00 "	"775,000"	  X 					         "775,000"
VERISIGN INC.	                  COM	92343E102	 "$91,942,500.00 "	"615,000"	  X 					         "615,000"
VERITAS SOFTWARE CORP	          COM	923436109	 "$2,947,500.00 "	 "22,500"	   X 					         "22,500"

GRAND TOTAL			"$1,309,248,173.37"

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